Condensed Consolidated Statements of Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Details
Interest Income	$ 52,463,312	$ 50,733,368	$ 108,609,865	$ 100,429,041
Interest Expense	5,128,758	4,730,805	10,551,452	9,077,311
NET INTEREST INCOME	47,334,554	46,002,563	98,058,413	91,351,730
Provision for loan losses	12,561,600	13,965,736	30,702,268	24,508,305
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	34,772,954	32,036,827	67,356,145	66,843,425
NET INSURANCE INCOME
Premiums and Commissions	11,936,547	11,913,843	25,163,344	23,824,837
Insurance Claims and Expenses	3,825,274	3,068,488	7,485,703	6,402,549
Total Net Insurance Income	8,111,273	8,845,355	17,677,641	17,422,288
OTHER REVENUE	933,720	1,525,405	2,104,144	2,667,102
OTHER OPERATING EXPENSES:
Personnel Expense	24,236,205	22,839,753	47,876,623	46,612,332
Occupancy Expense	4,334,687	4,479,776	8,821,471	8,977,083
Other Expense	9,679,126	10,326,080	22,037,040	21,254,147
Operating Expenses, Total	38,250,018	37,645,609	78,735,134	76,843,562
INCOME BEFORE INCOME TAXES	5,567,929	4,761,978	8,402,796	10,089,253
Provision for Income Taxes	702,503	901,019	1,647,849	1,724,003
Net Income (Loss)	$ 4,865,426	$ 3,860,959	$ 6,754,947	$ 8,365,250
BASIC AND DILUTED EARNINGS PER SHARE
170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)	$ 28.62	$ 22.71	$ 39.73	$ 49.21